Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use
of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Actual results could differ from those estimates and such differences could be material to the Company’s financial position and results of operations.

Significant estimates and assumptions include the valuation of equity instruments and equity-linked instruments, including the valuation of the Company’s common stock and the valuation of the Company’s common stock options for purposes of accounting for stock-based compensation, and accruals for clinical trials and the valuation allowances on deferred tax assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents. Cash and cash equivalents are deposited in demand and money market accounts with established financial institutions and, at times, such balances with any one
financial institution
may
be in excess of the Federal Deposit Insurance Corporation insured limits. To date, the Company has not
experienced any losses on its deposits of cash and cash equivalents.

The Company operates in a dynamic and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company's future financial position, results of operations, or cash flows: ability to obtain future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory approval and market acceptance of the Company's products; development of sales channels; certain strategic relationships; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company's ability to attract and retain employees necessary to support its growth.

The Company’s postoperative pain reduction product candidate, brivoligide, is an oligonucleotide. The Company currently uses Avecia as a single supplier for the brivoligide drug substance. There are currently a limited number of oligonucleotide manufacturers with commercial scale capabilities globally. While the Company intends to develop secondary sources for manufacturing of its drug candidates in the future, there can be no
assurance that it will be able to do so on commercially reasonable terms, or at all. Any interruption in the supply of this key material could significantly delay the research and development process or increase the expenses for development and commercialization of the Company’s product candidates. The quality of materials can be critical to the performance of a drug delivery technology. Therefore, the lack of a reliable source that provides a consistent supply of high quality materials would harm the Company. At
March 31, 2019,
this vendor’s activity was
not
material to total accounts payable.

At
March 31, 2019,
three
vendors represented
37%,
31%
and
14%
of total accounts payable. Two of these vendors supported clinical study activities which accounted for
51%
of the total accounts payable. The remaining vendor was related to general and administrative activities associated with the merger between Adynxx, Inc. and Alliqua BioMedical, Inc. that closed on
May 3, 2019,
or Merger. At
December 31, 2018,
three
vendors represented
52%,
26%
and
15%
of total accounts payable. Two of these vendors supported general and administrative activities, primarily associated with the Merger and next round of equity financing, which accounted for
67%
of the total accounts payable. The remaining vendor supported clinical study activities. At
December 31, 2017,
two
vendors represented
56%
and
31%,
of total accounts payable. The vendor that represented
56%
of the Company’s accounts payable, supported manufacturing activities and the other vendor was associated with clinical study activities.

Clinical Trial Accruals, Policy [Policy Text Block]
Clinical Trial Accruals

The Company’s clinical trial accruals are based on patient enrollment and related costs at clinical investigator sites as well as for the services received and efforts expended pursuant to contracts with multiple research institutions and contract research organizations that conduct and manage clinical trials on the Company’s behalf. The Company accrues expenses related to clinical trials based on contracted amounts applied to the level of patient enrollment and activity according to the clinical trial protocol. If timelines or contracts are modified based upon changes in the clinical trial protocol or scope of work to be performed, the Company modifies the estimates of accrued expenses accordingly. To date, the Company has had no
significant adjustments to accrued clinical trial expenses.

In
March 2018,
the Company closed its contracts with Premier Research International LLC and CRF Health, Inc. (“Contract Research Organizations or CROs”) upon completion of a Phase
2
clinical trial in
March 2018.
For the years ended
December 31, 2018
and
2017,
the Company incurred
$95,000
and
$6.2
million, respectively, of expenses in connection with this clinical study.

In
November 2018,
the Company entered into agreements with PRA Health, Inc. and CRF Health, Inc. (“Contract Research Organizations or CROs”) pursuant to which the CROs agreed to assist the Company with the conduct of a Phase
2
clinical trial. To support additional clinical trial activities the Company also entered into agreements with Premier Research International LLC for biostatistical services, ICON Central Laboratories for laboratory services and Almac Clinical Services for storage and distribution services. In connection with this clinical study, the Company incurred expenses of
$667,000
and
$0
for the
three
months ended
March 31, 2019
and
2018,
respectively, and
$185,000
and
$0
for the years ended
December 31, 2018
and
2017,
respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with a maturity of three months or less on the date of acquisition to be cash and cash equivalents.
Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using a straight-line method over the estimated useful lives of the assets, generally three
to
five
years. Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the remaining term of the lease.

Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in the statements of operations.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company's long-lived assets and other assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may
not
be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. As of
March 31, 2019,
December 31, 2018
and
December 31, 2017,
the Company had
not
experienced any impairment losses on its long-lived assets.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

As of
March 31, 2019,
December 31, 2018
and
December 31, 2017,
cash of
$255,000,
$55,000
and
$55,000
respectively, was restricted from withdrawal and held by a bank. At
March 31, 2019,
the Company had
$200,000
restricted from withdrawal and held by a bank in the form of a secured money market account as collateral for Oxford Finance, LLC (“Oxford”) in conjunction with a debt amendment that occurred in
January 2019.
In addition, as of
March 31, 2019,
December 31, 2018
and
December 31, 2017,
the Company had
$55,000
restricted and held by a bank as collateral for a letter of credit provided to the Company’s facility landlord.

Share-based Payment Arrangement [Policy Text Block]
Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the fair value of the award. The fair value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period. The Company recognizes forfeitures as they occur.

The Company uses the Black-Scholes option-pricing model (the "Black-Scholes model") as the method for determining the estimated fair value of stock options.

Expected Term -
The expected term represents the period that the Company's stock-based awards are expected to be outstanding and is determined using the simplified method.

Expected Volatility -
Expected volatility is estimated using comparable public companies’ volatility for similar terms.

Expected Dividend -
The Black-Scholes model calls for a single expected dividend yield as an input. The Company has never paid dividends and has no
plans to pay dividends.

Risk-Free Interest Rate -
The risk-free interest rate used in the Black-Scholes model is based on the U.S. Treasury zero
-coupon issues in effect at the time of grant for periods corresponding with the expected term of the option.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development expenses consist of personnel costs, including salaries, benefits and stock-based compensation, preclinical studies, clinical studies performed by Contract Research Organizations (or “CROs”), materials and supplies, licenses and fees, and overhead allocations consisting of various administrative and facilities related costs. The Company charges research and development costs, including clinical study costs, to expense when incurred.

Collaborative Arrangement, Accounting Policy [Policy Text Block]
Collaboration Agreement

In
June 2018,
the Company entered into a collaboration agreement with twoXAR, an artificial intelligence-driven drug discovery company, in order to identify potential product candidates for the treatment of endometriosis. Through
March 31, 2019,
the Company was
not
obligated to make any payments under the terms of the collaboration agreement. In
May 2019,
the Company made a collaboration initiation payment of
$75,000,
which will be charged to research and development expenses for the three
months ended
June 30, 2019.

Grant Reimbursement, Policy [Policy Text Block]
Grant
Reimbursements

In
December 2018,
the Company received a Notice of Award from the National Institute on Drug Abuse (“NIDA”), part of the National Institutes of Health (“NIH”), to support the clinical development of its lead product candidate, brivoligide. NIH grants provide funds for certain types of expenditures in connection with research and development activities over a contractually defined period. The maximum funding expected to be available under this grant for qualified expenditures over the two
year period through
December 2020
is approximately
$5.7
million.

On
January 1, 2019,
the Company adopted Accounting Standards Update (ASU)
2018
-
08,
“Clarifying the Scope and the Accounting Guidance for Contributions Received and Contributions Made.” Based on this guidance, the Company determined that grant payments received met the definition of a ‘conditional contribution’ (versus an exchange contract) because (i) the Company has limited discretion in the way the funds may
be spent, which creates a barrier to entitlement, and (ii) the grant contains provisions that release the awarding agency from the obligation to transfer funds that are not
expended at the time the award is terminated. The Company recognizes grant reimbursements as a contra operating expense and reflects this as a component of its loss from operations in the period during which the qualifying expenses are incurred and the related services rendered, provided that the applicable performance obligations have been met.

For the
three
months ended
March 31, 2019,
the Company incurred qualified expenses and recognized
$94,000
of grant reimbursements.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance, which would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not
to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.

The Company recognizes the tax benefit from uncertain tax positions in accordance with GAAP, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company's tax return.

Convertible Preferred Stock Warrants, Policy [Policy Text Block]
Convertible Preferred Stock Warrants

Freestanding warrants to acquire shares of convertible preferred stock are classified as liabilities on the accompanying balance sheets. These warrants are subject to remeasurement at fair value at each balance sheet date, and any change in fair value is recognized as a component of other income or expense. The Company will continue to adjust the carrying values of freestanding warrants classified as liabilities for changes in fair value until the earlier of the exercise or expiration of the warrants or the completion of a liquidation event, including the completion of an initial public offering.

Debt Modifications and Extinguishments, Policy [Policy Text Block]
Debt Modifications and Extinguishments

When the Company modifies debt, it does so in accordance with Accounting Standards Codification (“ASC”)
470
-
50,
Debt: Modifications and Extinguishments
, which requires modification to debt instruments to be evaluated to assess whether the modifications are considered “substantial modifications”. A substantial modification of terms shall be accounted for like an extinguishment. Based on the guidance relied upon and the analysis performed, the Company determined that the
October 2018
modification of the
March 2018
and
September 2018
Notes, to add an additional conversion option in the event of a reverse merger, was considered to be a “substantial modification”. As a result, it treated this modification as an ‘extinguishment’ of those debts and recognized
$11,000
of net gain from this debt extinguishment in other income. All other changes to debt provisions were not
considered substantial and were treated as debt modifications.

Derivatives, Policy [Policy Text Block]
Derivative Instruments

ASC
815
-
15,
Derivatives and Hedging: Embedded Derivatives
, generally provides
three
criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three
criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not
clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not
re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirement of ASC
815.

The Company issued certain Notes in
March 2018,
September 2018,
December 2018
and
March 2019,
which contained various embedded derivative features. In particular, these Notes contained the following features:

1
) A share settled redemption in a qualified preferred stock financing; and

2
) The right to an accelerated cash repayment in the event of a change in control.

These embedded features were
not
considered clearly and closely related to the debt host, therefore, they were bifurcated and accounted for separately from the debt host as a derivative liability. Derivative financial liabilities are initially recorded at fair value, with gains and losses arising from changes in fair value recognized in the statement of operations at each period end while such instruments are outstanding.

In
October 2018,
the Company modified the
March 2018
and
September 2018
Notes to add an additional conversion feature. The Company determined this was a
“substantial modification”
as defined in ASC
470
-
50
‘Debt: Modifications and Extinguishments’
. As a result, these Notes were accounted for as an ‘extinguishment’ of the debt and related derivative liability.

As of
March 31, 2019
and
December 31, 2018,
the Company determined that there was
no
fair value associated with the embedded derivatives that remained with the modified
March 2018
the modified
September 2018,
December 2018
and
March 2019
Notes. See
‘Note
5
-
Term Loans and Convertible Promissory Notes’
for further discussion of the Notes and the bifurcated derivative liability.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

ASC
820
-
10,
Fair Value Measurement
, provides a framework for measuring fair value under GAAP and requires expanded disclosures regarding fair value measurements. The standard defines fair value as an exit price, representing the amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The standard also establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair value. The standard describes three
levels of inputs that
may
be used to measure fair value:

Level
1
-
Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level
2
-
Inputs other than quoted prices included within Level
1
that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level
3
-
Unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date.

This hierarchy requires the use of observable market data when available and to minimize the use of unobservable inputs when determining fair value.

The following tables present the Company’s fair value hierarchy for all of its financial instruments measured at fair value on a recurring basis as of
March 31, 2019,
December 31, 2018
and
December 31, 2017 (
in thousands):

	As of December 31 , 201 7
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$—	$—	$42	$42
Total financial liabilities	$—	$—	$42	$42

	As of December 31, 201 8
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$—	$—	$140	$140
Total financial liabilities	$—	$—	$140	$140

	As of March 31, 2019 (unaudited)
	Level 1	Level 2	Level 3	Total
Financial liabilities
Warrant liability	$—	$—	$234	$234
Total financial liabilities	$—	$—	$234	$234

The carrying amounts reported in the accompanying balance sheets for cash and cash equivalents, accounts payable and accrued liabilities approximate their fair value due to their short maturities. The fair value of the Company’s term loan is based on the borrowing rate currently available to the Company for borrowings with similar terms and maturity and approximates its carrying value.

Derivative liability instruments are considered Level
3
when their fair values are determined using pricing models, discounted cash flow methodologies, or similar techniques, and at least one
significant model assumption or input is unobservable. Level
3
liability instruments consist of the preferred stock warrant liability and derivative liability, for both of which there is no
observable market data for the determination of fair value and requires significant management judgment and estimation.

The fair value of the warrant liability was determined using the Black-Scholes model (see ‘
Note
8
-
Warrants
’
for a further discussion of the preferred stock warrants). The change in fair value of the preferred stock warrant liability is summarized below (in thousands):

	Years Ended December 31,		Three Months Ended March 31,
	2017	2018	2018	2019
			(unaudited)	(unaudited)
Fair value, beginning of period	$54	$42	$42	$140
Preferred stock warrants – exercised	(8)	—	—	—
Change in fair value of preferred stock warrants	(4)	98	—	94
Fair value at end of period	$42	$140	$42	$234

The fair value of the embedded derivative liability related to the Company’s Notes was determined using a bond plus option model. As of
March 31, 2019
and
December 31, 2018,
the Company determined that there was
no
fair value remaining for the embedded derivatives associated with the modified
March 2018,
modified
September 2018,
December 2018
and the
March 2019
Notes. See ‘
Note
5
-
Term Loans and Convertible Promissory Notes
’
for further discussion on the derivative liability activity.

The change in fair value of the derivative liability relating to the Notes is summarized below (in thousands):

	Years Ended December 31,		Three Months Ended March 31,
	2017	2018	2018	2019
			(unaudited)	(unaudited)
Fair value, beginning of period	$—	—	$—	$—
Embedded derivative liability from the issuance of Notes	—	864	496	—
Change in value of embedded derivatives	—	(211)	—	—
Termination of the embedded derivative liability due to the extinguishment of the related Notes	—	(653)	—	—
Fair value at end of period	$—	—	$496	$—

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Pronouncements

Restricted Cash

In
November 2016,
the FASB issued ASU
No.
2016
-
18,
Statement of Cash Flows: Restricted Cash. This ASU requires changes in restricted cash during the period to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. If cash, cash equivalents and restricted cash are presented in more than one
line item on the balance sheet, the new guidance requires a reconciliation of the total in the statement of cash flows to the related captions in the balance sheet. This guidance is effective for fiscal periods beginning after
December 15, 2017
and interim periods within that fiscal year, with early adoption permitted. The amendments in this ASU should be applied retrospectively to all periods presented. The Company adopted the guidance on a retrospective basis on
January 1, 2018
and the beginning and ending of cash and cash equivalents for all periods presented in our statements of cash flows include restricted cash.

Non-employee Share-Based Payment Accounting

In
June 2018,
FASB issued ASU
No.
2018
-
07,
"Compensation—Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting" ("ASU
2018
-
07"
). This new guidance changes the accounting for non-employee share-based payments to align with the accounting for employee stock compensation. The Company early adopted the guidance as of
January 1, 2018
and the impact to its financial statements was
not
material.

Lease Accounting

In
February 2016,
the FASB issued ASU
No.

2016
-
02,
 Leases (Topic
842
) (“ASU
2016
-
02”
). ASU
2016
-
02
 is intended to improve financial reporting of leasing transactions by requiring organizations that lease assets to recognize assets and liabilities for the rights and obligations created by leases that extend more than twelve
months on the balance sheet. This accounting update also requires additional disclosures surrounding the amount, timing, and uncertainty of cash flows arising from leases. ASU
2016
-
02
 is effective for financial statements issued for annual and interim periods beginning after
December
15,
2018
for public business entities. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may
choose to use either (
1
) its effective date or (
2
) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. The Company adopted the new standard on
January 1, 2019
and used the effective date as its date of initial application. Consequently, the Company has not
adjusted prior period amounts.

The Company has elected the package of practical expedients permitted in ASC Topic
842.
Accordingly, the Company accounted for its existing operating leases as operating leases under the new guidance, without reassessing (a) whether the contracts contain a lease under ASC Topic
842,
(b) whether classification of the operating leases would be different in accordance with ASC Topic
842,
or (c) whether the unamortized initial direct costs would have met the definition of initial direct costs in ASC Topic
842
at lease commencement.

The most significant impact from the adoption of this standard was the recognition of ROU assets and lease obligations on the balance sheet for operating leases. This standard did not
have a material impact on the Company’s cash flows from operations and operating results. As a result of the adoption of the new lease accounting guidance, the Company recognized on
January
1,
2019
(a) a lease liability of approximately
$227,000,
which represents the present value of the remaining lease payments of approximately
$239,000,
discounted using the Company’s incremental borrowing rate of
9.41%,
and (b) a right-of-use asset of approximately
$227,000
which represents the lease liability of
$227,000.
The ROU asset is being amortized over the remaining term of the lease of twelve
months from
January 1, 2019.

Recent Accounting Pronouncements
Not
Yet Effective

In
August 2018,
the FASB issued
No.
ASU
2018
-
13,
Changes to the Disclosure Requirements for Fair Value Measurement (Topic
820
). This ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. This ASU is effective for fiscal years beginning after
December 15, 2019,
including interim periods within that fiscal year, with early adoption permitted. The Company is currently assessing whether these amendments will have a material effect on its financial statements.